Trade and other receivables - Carrying amounts of trade and other receivables denominated in other currencies (Details) - ZAR (R) R in Thousands	Mar. 31, 2019	Mar. 31, 2018
Disclosure of geographical areas [line items]
Trade and other current receivables	R 376,475	R 286,406
South African Rand
Disclosure of geographical areas [line items]
Trade and other current receivables	138,042	98,148
Australian Dollar
Disclosure of geographical areas [line items]
Trade and other current receivables	22,987	24,016
Brazilian Real
Disclosure of geographical areas [line items]
Trade and other current receivables	25,051	19,129
Euro
Disclosure of geographical areas [line items]
Trade and other current receivables	29,699	28,192
Great Britain Pound
Disclosure of geographical areas [line items]
Trade and other current receivables	16,301	18,883
Ugandan Shilling
Disclosure of geographical areas [line items]
Trade and other current receivables	4,659	3,515
United Arab Emirates Dirham
Disclosure of geographical areas [line items]
Trade and other current receivables	2,090	2,578
United States Dollar
Disclosure of geographical areas [line items]
Trade and other current receivables	133,166	91,105
Other
Disclosure of geographical areas [line items]
Trade and other current receivables	R 4,480	R 840